Property, construction in process and equipment	12 Months Ended
Dec. 31, 2025
Property, construction in process and equipment [Abstract]
Property, construction in process and equipment [Text Block]
7.	Property, construction in process and equipment

Reconciliation of carrying amount

		Construction in			Computer	Transportation		Equipment and
	Land	process	Buildings	Elevators	equipment	Equipment	Furniture(1)	other assets	Total
Cost:
Balances as of January 1, 2023	$7,794,417,256	$9,083,995,555	$-	$-	$7,109,323	$2,874,688	$5,694,946	$3,173,881	$16,897,265,649
Additions	173,992,200	1,388,105,617	-	-	627,269	-	157,205,729	-	1,719,930,815
Disposals	-	-	-	-	-	-	(163,689,130)	-	(163,689,130)
Capitalization of FF&E and OS&E, buildings and elevators	-	(1,525,827,023)	1,348,289,068	10,964,935	-	-	166,573,020	-	-
Revaluation	(21,598,770)	(2,437,323,707)	1,568,940,131	-	-	-	-	-	(889,982,346)

Balances as of December 31, 2023	$7,946,810,686	$6,508,950,442	$2,917,229,199	$10,964,935	$7,736,592	$2,874,688	$165,784,565	$3,173,881	$17,563,524,988

Additions	32,387,850	1,296,109,229	-	-	415,378	846,019	2,074,071	-	1,331,832,547
Capitalization of FF&E and OS&E, buildings and elevators	-	(2,354,555,747)	1,973,759,232	9,489,941	-	-	371,306,574	-	-
Revaluation	1,505,153,788	(1,981,481,567)	811,137,367	-	-	-	-	-	334,809,588

Balances as of December 31, 2024	$9,484,352,324	$3,469,022,357	$5,702,125,798	$20,454,876	$8,151,970	$3,720,707	$539,165,210	$3,173,881	$19,230,167,123

Additions	-	280,974,678	-	-	-	590,734	1,073,184	-	282,638,596
Disposals (2)	-	-	-	-	(4,907,636)	(1,952,409)	(3,536,350)	(1,587,774)	(11,984,169)
Assets held for sale (3)	(2,263,767,616)	-	-	-	-	-	-	-	(2,263,767,616)
Revaluation	(2,012,498,357)	(1,570,973,151)	(200,472,635)	-	-	-	-	-	(3,783,944,143)

Balances as of December 31, 2025	$5,208,086,351	$2,179,023,884	$5,501,653,163	$20,454,876	$3,244,334	$2,359,032	$536,702,044	$1,586,107	$13,453,109,791

		Construction in			Computer	Transportation		Equipment and
	Land	process	Buildings	Elevators	equipment	Equipment	Furniture(1)	other assets	Total
Accumulated depreciation:

Balances as of December 31, 2022	$-	$-	$-	$-	$(5,892,011)	$(2,626,601)	$(4,079,955)	$(2,183,253)	$(14,781,820)

Depreciation	-	-	(71,580,551)	(1,096,493)	(779,108)	(77,491)	(55,029,094)	(152,462)	(128,715,199)

Balances as of December 31, 2023	-	-	(71,580,551)	(1,096,493)	(6,671,119)	(2,704,092)	(59,109,049)	(2,335,715)	(143,497,019)

Depreciation	-	-	(130,571,011)	(1,807,015)	(731,312)	(286,195)	(137,984,866)	(152,202)	(271,532,601)

Balances as of December 31, 2024	-	-	(202,151,562)	(2,903,508)	(7,402,431)	(2,990,287)	(197,093,915)	(2,487,917)	(415,029,620)

Depreciation	-	-	(113,757,059)	(2,045,488)	(516,181)	(182,663)	(120,997,417)	(152,202)	(237,651,010)

Disposals (2)	-	-	-	-	4,908,446	1,952,405	3,535,532	1,587,774	11,984,157

Balances as of December 31, 2025	-	-	(315,908,621)	(4,948,996)	(3,010,166)	(1,220,545)	(314,555,800)	(1,052,345)	(640,696,473)
Carrying amounts as of:
December 31, 2023	$7,946,810,686	$6,508,950,442	$2,845,648,648	$9,868,442	$1,065,473	$170,596	$106,675,516	$838,166	$17,420,027,969

December 31, 2024	$9,484,352,324	$3,469,022,357	$5,499,974,236	$17,551,368	$749,539	$730,420	$342,071,295	$685,964	$18,815,137,503

December 31, 2025	$5,208,086,351	$2,179,023,884	$5,185,744,542	$15,505,880	$234,168	$1,138,487	$222,146,244	$533,762	$12,812,413,318

(1)	Includes FF&E and OS&E assets.
(2)	Completely depreciated assets
(3)
As  result of the advance negotiation with   NAFIN  related to  a partial payment of the balance with this lender and the negotiation with FINAMO to pay the debt balance in full,   the Company classified  the  private units  3 and 5 of the Cancun Complex, as assets held for sale. Management  considered a high likelihood  to close these negotiations in the next few months after the issuance of these consolidated and combined financial statements.

Construction in process
GIC I (is a hotel project in Cancun which when complete will have 616 rooms and approximately 324 condominiums. Construction is nearing completion and operations commenced during 2024 with the first 400 keys of the formerly Hyatt Vivid Hotel already open and the remaining 166 keys are expected to open in the third quarter of 2026. All hotel rooms will be now under the Mondrian brand, as the new operator (refer to Note 1 for additional information). As of December 31, 2025 and 2024, amounts incurred in the construction in process during the calendar year are $259,991,882 and $1,296,109,229, respectively.
GIC II is a plot of land located in Cancun, Quintana Roo, where the Company plans to develop approximately 1,254 condominiums, a convention center (under the World Trade Center brand), a water park and a beach club. For the years ended December 31, 2025 and 2024, construction costs incurred were $4,662,698 and $6,014,159, respectively. See Notes 1 a. and 19 for additional details about the GIC Complex (GIC I y GIC II).
Insurgentes Hotel is a hotel complex comprising two individual hotels with a combined capacity of 396 rooms, located in Mexico City. This hotel commenced operations in early 2023. For the year ended December 31, 2025, construction costs incurred for the construction of the Mondrian offices as well as the construction of the meeting rooms space in the Mondrian hotel were $16,320,098. As of December 31, 2024 there were no additional capitalized costs incurred for the property.
Capitalization of borrowing cost included in the incurred cost of the construction of the GIC I for the year ended December 31, 2024 was $303,443,168, were calculated using a capitalization rate of 100% since all the loans held by the Company are specific and directable attributable to the construction in process up to April 1, 2024, after which the Company has not capitalized additional borrowing cost.
Non-cash and cash transactions in Property, construction in process and equipment
	As of December 31,
	2025	2024	2023

Balances as of January 1	$19,230,167,123	$17,563,524,988	$16,897,265,649
Non-cash transactions:
Revaluation of land and construction in process	(3,783,944,143)	334,809,588	(889,982,346)
Reclassification to assets held for sale	(2,263,767,616)	-	-
Disposal of assets	(11,984,169)	-	-
Total non-cash transactions	(6,059,695,928)	334,809,588	(889,982,346)

Cash transactions:
Construction in process and equipment	282,638,596	1,028,389,379	1,281,108,214
Capitalized borrowing costs	-	303,443,168	275,133,471
Total cash transactions	282,638,596	1,331,832,547	1,556,241,685

Balances as of December 31	$13,453,109,791	$19,230,167,123	$17,563,524,988

Measurement of fair value
Land, construction in process and buildings

Fair value hierarchy
The Company engages third-party qualified appraisers to perform the valuation of the land, construction in process and buildings annually. The technical committee works closely with qualified external appraisers to establish the appropriate valuation techniques and inputs to the model. The fair value measurement for the land, construction in process and buildings has been categorized as a Level 3 fair value based on the inputs to the valuation technique used. Changes in fair value are recognized in Other Comprehensive Income (OCI) or profit or loss to the extent losses exceed any revaluation gains.
Valuation technique and significant unobservable inputs
The following table shows the valuation technique used in measuring the fair value of the land,   construction in process and buildings, as well as the significant unobservable inputs used.  The revaluation (loss)  surplus for the years ended December 31, 2025, 2024 and 2023 were $(2,380,702,844), $334,809,588 and $(889,982,346), respectively.

Valuation technique		Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
Land		The appraiser compared the comps to the Subject Assets using comparison elements that include market conditions, location, and physical characteristics.	The estimated fair value would increase if the adjustments applied were higher.

Company directors use the market-based approach to determine the value of the land as described in the valuation reports prepared by the appraisers

In estimating the fair value of the subject assets, the appraiser performed the following:		• Location (0.80 - 1). • Size (1.08 - 1.20). • Market conditions (0.8 - 1).

•	Researched market data to obtain information pertaining to sales and listings (comps) that are similar to the Subject Asset.
•	Selected relevant units of comparison (e.g., price per square meter), and developed a comparative analysis for each.
•	Compared the comps to the Subject Asset using elements of comparison that may include, but are not limited to, market conditions, location, and physical characteristics; and adjusted the comps as appropriate.
•	Reconciled the multiple value indications that resulted from the adjustment of the comps into a single value indication.
•	The selected price per square meter is consistent with market prices rates paid by market participants and/or current asking market prices rates for comparable properties.

Valuation technique		Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
Construction in process

Company directors use the cost approach to determine the value of construction in process as described in the valuation reports prepared by the appraisers.
In estimating the fair value of building and site improvements, the appraiser performed the following:

		The appraiser used an adjustment factor regarding the status of the construction in process. Work in progress adjustment (0.6 – 0.98).	The estimated fair value would decrease if the adjustments applied were higher.
•	Estimated replacement cost of the building and site improvements, as though new, considering items such as indirect costs.
•	Estimated and applied deductions related to accrued depreciation, resulting from physical deterioration, and work in progress.

Building

Company directors use the fair market value based on the discounted cashflow approach  to determine the value buildings in current operation that Management considers are in the final stage of ramp up as described in the valuation reports prepared by the appraisers (Insurgentes 421 complex), as well as use the cost approach to determine the value of buildings in current operation that has beginning their ramp up period (Cancun Complex/Hotel Vivid portion).
In estimating the fair value of building and site improvements, the appraiser performed the following:

The appraiser used the discounted cashflow approach to determine the value of the buildings:
Expected market rental growth 2025 – 8.9% and 4.6% long term.
Discount rate – 12.5%
Occupancy rate – 2025 68% and once stabilized 70.0% and 72.5% after 2029

The estimated fair value would increase if the adjustments applied were higher.
•	Estimated and applied deductions related to accrued depreciation, resulting from physical deterioration.
•	Estimated incomes based in the trends of historical operations
•	Estimated replacement cost of the building and site improvements, as though new, considering items such as indirect costs.
•	Estimated and applied deductions related to accrued depreciation, resulting from physical deterioration, and work in progress.

Carrying amount
If the Company’s land, construction in process and buildings had been measured on a historical cost basis, the carrying amounts would have been as shown in the next page.
	As of December 31,
	2025	2024

Land	$705,682,511	$705,682,511
Construction in process	2,976,385,681	2,708,804,812
Buildings	3,322,048,299	3,574,609,548
Total	$7,004,116,491	$6,989,096,871

Security
As of December 31, 2025 and 2024, properties with carrying amount of $15,065,644,136, and $18,817,329,303, respectively, were subject to mortgages or security trusts that form part of the security for certain bank loans. A list of the properties granted and the related loans is as follows:

2025

Property	Associated Credit Reference

Units 1, 2 / Grand Island	See Note 10 Terms and repayment schedule (11)
Unit 3 / Grand Island II	See Note 10 Terms and repayment schedule (3), (4), (9) &(10) See Note 10 Terms and repayment schedule (8) See Note 10 Terms and repayment schedule (2) and Note 6 reference (1)
Units 4 & 5
Unit 8, No. 56-A-1, Supermanzana A2, Sup. 824.20 M2
Unit 9, No. 56-A-1, Supermanzana A2, Sup. 832.94 M2
Insurgentes Sur 421 Complex	See Note 10 Terms and repayment schedule (1)
Beach Club – Playa Delfines	See Note 10 Terms and repayment schedule (5)
Plot of land: La Punta Bajamar / Lote 1, Manzana S/M, Sup. 4,117.88 M2	See Note 10 Terms and repayment schedule (2)
Plot of land: La Punta Bajamar / Lote 2, Manzana S/M, Sup. 6,294.08 M2	See Note 10 Terms and repayment schedule (2)
Plot of land: La Punta Bajamar / Lote 3 (Vialidad), Manzana S/M, Sup. 4,117.88 M2	See Note 10 Terms and repayment schedule (2)
Plot of land: La Punta Bajamar / Lote 4, Manzana S/M, Sup. 10,015.68 M2	See Note 10 Terms and repayment schedule (2)
Plot of land: La Punta Bajamar / Lote 5, Manzana S/M, Sup. 11,986.53 M2	See Note 10 Terms and repayment schedule (2)
Plot of land: La Punta Bajamar / Lote 6, Manzana S/M, Sup. 2,912.02 M2	See Note 10 Terms and repayment schedule (2)
Plot of land: La Punta Bajamar / Lote 7, Manzana S/M, Sup. 568.51 M2	See Note 10 Terms and repayment schedule (2)
Plot of land: La Punta Bajamar / Lote 8, Manzana S/M, Sup. 635.25 M2	See Note 10 Terms and repayment schedule (2)

2024

Property	Associated Credit Reference

Units 1, 2 / Grand Island	See Note 10 Terms and repayment schedule (11)
Unit 3 / Grand Island II	See Note 10 Terms and repayment schedule (3), (4), (9) &(10)
See Note 10 Terms and repayment schedule (13)
Units 4 & 5
Unit 8, No. 56-A-1, Supermanzana A2, Sup. 824.20 M2	See Note 10 Terms and repayment schedule (2) and Note 6 reference (1)
Unit 9, No. 56-A-1, Supermanzana A2, Sup. 832.94 M2
Insurgentes Sur 421 Complex	See Note 10 Terms and repayment schedule (1)
Beach Club – Playa Delfines	See Note 10 Terms and repayment schedule (5)
Plot of land: La Punta Bajamar / Lote 1, Manzana S/M, Sup. 4,117.88 M2	See Note 10 Terms and repayment schedule (2)
Plot of land: La Punta Bajamar / Lote 2, Manzana S/M, Sup. 6,294.08 M2	See Note 10 Terms and repayment schedule (2)
Plot of land: La Punta Bajamar / Lote 3 (Vialidad), Manzana S/M, Sup. 4,117.88 M2	See Note 10 Terms and repayment schedule (2)
Plot of land: La Punta Bajamar / Lote 4, Manzana S/M, Sup. 10,015.68 M2	See Note 10 Terms and repayment schedule (2)
Plot of land: La Punta Bajamar / Lote 5, Manzana S/M, Sup. 11,986.53 M2	See Note 10 Terms and repayment schedule (2)
Plot of land: La Punta Bajamar / Lote 6, Manzana S/M, Sup. 2,912.02 M2	See Note 10 Terms and repayment schedule (2)
Plot of land: La Punta Bajamar / Lote 7, Manzana S/M, Sup. 568.51 M2	See Note 10 Terms and repayment schedule (2)
Plot of land: La Punta Bajamar / Lote 8, Manzana S/M, Sup. 635.25 M2	See Note 10 Terms and repayment schedule (2)

Assets held for sale
In September 2025, Management committed to a plan to make a payment in kind to NAFIN in order to reduce the balance of the NAFIN Loan. Accordingly, the plan is transfer to sell to NAFIN the private unit 5 of the Cancun Complex. The Company expects that this transaction will be concluded in the second quarter of 2026. As result of the above, the Company reclassified the private unit 5 from property, plant and equipment financial statements line to assets held for sale.
In Octuber 2025, as described in note 19g., Finamo initiated a commercial enforcement proceeding (juicio oral mercantil) against some subsidiaries of the Company, in connection with the alleged failure to make (i) principal and interest payments under the Finamo Loans (note 10) and (ii) sale and lease back payments under the Finamo Sale and Lease Back Agreements.  Management plans include a potential payment in kind to Finamo in order to pay in full the remaining debt balance in the next few months after the issuance of these consolidated and combined financial statements.
As of December 31, 2025 the assets held for sale were at fair value less cost of disposition and comprised the following assets:
December 31, 2025

Land – Private unit 3 of the Cancun Complex	$1,159,032,975
Land – Private unit 5 of the Cancun Complex	1,104,734,641
Assets held for sale	$2,267,767,616

Cumulative income or expense including in OCI
There is a cumulative surplus included in OCI as part of the valuation of the private units 3 and 5 described above in the amount of $2,050,842,184, this amount is presented net of the deferred income tax in the amount of $615,252,655.
Measurement of fair value
The Company engages third-party qualified appraisers to perform the valuation of the land, annually. The technical committee works closely with qualified external appraisers to establish the appropriate valuation techniques and inputs to the model.  The fair value measurement for the land has been categorized as a Level 3 fair value based on the inputs to the valuation technique used. Changes in fair value are recognized in Other Comprehensive Income (OCI) or profit or loss to the extent losses exceed any revaluation gains.
Valuation technique		Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement

Land of assets held for sale

Company directors use the market-based approach to determine the value of the land as described in the valuation reports prepared by the appraisers.

In estimating the fair value of the subject assets, the appraiser performed the following:

The appraiser compared the comps to the Subject Assets using comparison elements that include market conditions, location, and physical characteristics.

•   Location (0.80 - 1).
•   Size (1.08 - 1.20).
•   Market conditions (0.8 - 1).
The estimated fair value would increase if the adjustments applied were higher.
•	Researched market data to obtain information pertaining to sales and listings (comps) that are similar to the Subject Asset.
•	Selected relevant units of comparison (e.g., price per square meter), and developed a comparative analysis for each.
•
Compared the comps to the Subject Asset using elements of comparison that may include, but are not limited to, market conditions, location, and physical characteristics; and adjusted the comps as appropriate.

•	Reconciled the multiple value indications that resulted from the adjustment of the comps into a single value indication.
•	The selected price per square meter is consistent with market prices, rates paid by market participants and/or current asking market prices rates for comparable properties.